Employee benefits - Summary of Amounts Recognized in Relation to Net Defined Benefit Liability Asset in Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	¥ 543,292	¥ 573,143
Fair value of plan assets	(464,376)	(447,747)
The impact of minimum funding requirement and asset ceiling	9,837	6,897
Net defined benefit asset	(69,208)	(28,334)
Net defined benefit liability	157,961	160,627
Net amount	88,753	132,293
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	126,987	124,702
Fair value of plan assets	(47,893)	(56,987)
The impact of minimum funding requirement and asset ceiling	3,457	3,455
Net defined benefit asset	(2,328)	(1,775)
Net defined benefit liability	84,879	72,945
Net amount	¥ 82,551	¥ 71,170